Debt - Additional Information (Details) - 4.60% Senior Notes due to related party due 2026 - KRW (₩) ₩ in Billions	1 Months Ended
	May 31, 2024	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2024
Debt Instrument [Line Items]
Interest rate, percent				4.60%
Related Party
Debt Instrument [Line Items]
Interest rate, percent				4.60%
Principal paid		₩ 30.0	₩ 20.0
Interest paid	₩ 13.2	₩ 3.1	₩ 1.2
Extended term (in years)	2 years
Stic | Related Party
Debt Instrument [Line Items]
Debt instrument face amount				₩ 100.0